Other long-term liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Undiscounted amount of estimated cash flows required to settle liabilities	$ 35.5	$ 38.1